INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax liabilities derived from tax losses and a negative balance on social contribution (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	R$ 9,438,150
Litigation provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	6,817,900
Actuarial provision
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	244,336
ECL
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	1,601,221
Exchange rate liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	127,256
Others
Temporary difference unused tax losses and unused tax credits
Deferred tax assets on unrecognized temporary differences	R$ 647,436